Prepayments (Tables)	6 Months Ended
Dec. 31, 2024
Prepayments [Abstract]
Schedule of Prepayments

Prepayments, consisted of the following:

	December 31, 2024	June 30, 2024
	(Unaudited)
Prepayment for live concert and entertainment productions	$10,185,833	$8,835,833
Prepayment for transportation services	1,723	12,061
Prepayments	$10,187,556	$8,847,894